Significant accounting policies (Details Narrative) - Segment		1 Months Ended		12 Months Ended
	Jul. 16, 2025	Jul. 31, 2025	Jul. 31, 2023	Aug. 31, 2025
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split	1-for-3.9 reverse stock split
Number of operating segment				1
Board of Directors Chairman [Member]
Reverse stock split	20-for-1 reverse stock split